INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Disclosure of inventories

US$ MILLIONS	2020	2019
Natural gas inventory	$71	$127
Raw materials and other	150	115
Carrying amount of inventories	$221	$242